UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2021

DWS Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 04/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2008 (Unaudited)

DWS Small Cap Value Fund

	Shares	Value ($)

Common Stocks 95.5%
Consumer Discretionary 12.1%
Auto Components 1.5%
American Axle & Manufacturing Holdings, Inc. (a)	37,400	753,236
Cooper Tire & Rubber Co.	115,700	1,520,298

		2,273,534
Hotels Restaurants & Leisure 2.3%
Bob Evans Farms, Inc.	54,800	1,538,236
CEC Entertainment, Inc.*	35,000	1,302,000
Jack in the Box, Inc.*	22,700	607,225

		3,447,461
Household Durables 1.0%
CSS Industries, Inc.	14,500	453,415

Hooker Furniture Corp. (a)	32,100	673,137
Libbey, Inc.	22,100	313,820

		1,440,372
Internet & Catalog Retail 0.5%
FTD Group, Inc.	57,400	789,250
Leisure Equipment & Products 0.8%
Callaway Golf Co.	78,800	1,082,712
JAKKS Pacific, Inc.*	5,900	138,591

		1,221,303
Media 1.8%
DG Fastchannel, Inc.*	28,800	537,120
Scholastic Corp.* (a)	60,800	1,711,520
Sinclair Broadcast Group, Inc. "A"	40,000	351,600

		2,600,240
Specialty Retail 1.8%
Rent-A-Center, Inc.* (a)	3,300	71,049
Stage Stores, Inc.	94,800	1,492,152
Talbots, Inc.	134,600	1,080,838

		2,644,039
Textiles, Apparel & Luxury Goods 2.4%
Movado Group, Inc.	11,500	251,160
Perry Ellis International, Inc.*	75,850	1,732,414
Steven Madden Ltd.*	11,700	221,247
UniFirst Corp.	11,300	528,953
Wolverine World Wide, Inc.	30,700	882,318

		3,616,092
Consumer Staples 3.5%
Food & Staples Retailing 0.1%
Nash Finch Co.	5,200	190,216
Food Products 3.4%
Cal-Maine Foods, Inc. (a)	49,200	1,453,860
Flowers Foods, Inc.	43,237	1,119,406
Fresh Del Monte Produce, Inc.* (a)	53,100	1,682,739
Imperial Sugar Co. (a)	49,800	785,346

		5,041,351
Energy 7.5%
Energy Equipment & Services 1.9%
GulfMark Offshore, Inc.*	16,200	968,760
Pioneer Drilling Co.*	108,100	1,765,273
Trico Marine Services, Inc.*	2,300	86,687

		2,820,720
Oil, Gas & Consumable Fuels 5.6%
Brigham Exploration Co.* (a)	37,300	352,112
Clayton Williams Energy, Inc.*	18,000	1,137,420
Comstock Resources, Inc.*	44,500	2,024,305
Mariner Energy, Inc.*	38,300	1,055,548
McMoRan Exploration Co.*	57,400	1,573,908
Swift Energy Co.*	41,700	2,174,238

		8,317,531

Financials 27.6%
Capital Markets 1.8%
Calamos Asset Management, Inc. "A"	4,600	82,570
Hercules Technology Growth Capital, Inc.	13,760	139,664
Knight Capital Group, Inc. "A"*	85,600	1,601,576
Prospect Capital Corp. (a)	59,155	877,860

		2,701,670
Commercial Banks 9.7%
BancFirst Corp.	6,500	284,245
Banco Latinoamericano de Exportaciones SA "E"	48,600	913,680
Banner Corp.	6,700	144,720
Citizens Republic Bancorp., Inc. (a)	59,500	490,875
City Bank (a)	4,700	85,164
City Holding Co.	5,400	224,532
Columbia Banking System, Inc.	4,000	108,320
Community Bank System, Inc.	14,500	369,605
First Financial Bancorp.	10,500	137,760
First Financial Bankshares, Inc.	8,700	391,413
First Merchants Corp.	1,700	43,469
FirstMerit Corp.	34,700	712,044
Frontier Financial Corp. (a)	18,600	297,600
Greene Bancshares, Inc.	29,100	582,873
Hancock Holding Co.	12,300	507,621
IBERIABANK Corp.	5,150	248,230
Nara Bancorp., Inc.	15,200	199,576
National Penn Bancshares, Inc.	7,900	131,851
NBT Bancorp., Inc.	6,200	141,236
Old National Bancorp.	10,800	184,788
Oriental Financial Group, Inc.	68,900	1,295,320
Pacific Capital Bancorp. (a)	17,266	351,881
Park National Corp.	800	60,808
Prosperity Bancshares, Inc.	12,200	377,834
Renasant Corp.	12,700	294,259
Sandy Spring Bancorp., Inc.	8,450	215,475
Southside Bancshares, Inc.	3,400	82,042
Sterling Bancshares, Inc.	67,300	699,247
Susquehanna Bancshares, Inc.	10,700	212,823
SVB Financial Group* (a)	50,800	2,471,928
Tompkins Financial Corp.	2,700	130,599
Trustmark Corp.	2,000	43,560
UMB Financial Corp.	16,170	802,679
United Bankshares, Inc.	37,000	1,076,330
WesBanco, Inc.	4,400	94,644

		14,409,031
Insurance 5.8%
American Physicians Capital, Inc.	500	23,175
Aspen Insurance Holdings Ltd.	55,600	1,445,044
CNA Surety Corp.*	3,700	48,951
Harleysville Group, Inc.	3,900	142,155
IPC Holdings Ltd.	47,900	1,394,369
Max Capital Group Ltd.	28,900	676,549
Meadowbrook Insurance Group, Inc.	10,000	72,400
Navigators Group, Inc.*	33,000	1,617,000
Platinum Underwriters Holdings Ltd.	51,900	1,861,653
Seabright Insurance Holdings*	30,600	474,912
Selective Insurance Group, Inc.	14,700	313,404

United Fire & Casualty Co.	2,100	69,195
Validus Holdings Ltd.	22,000	500,500

		8,639,307
Real Estate Investment Trusts 8.7%
Alexandria Real Estate Equities, Inc. (REIT)	1,400	147,042
American Campus Communities, Inc. (REIT)	6,600	201,498
Anthracite Capital, Inc. (REIT) (a)	48,000	374,400
Ashford Hospitality Trust (REIT)	61,300	354,927
BioMed Realty Trust, Inc. (REIT)	20,400	530,400
Corporate Office Properties Trust (REIT)	11,900	443,870
DCT Industrial Trust, Inc. (REIT) (a)	43,200	432,000
DiamondRock Hospitality Co. (REIT)	25,900	330,225
Education Realty Trust, Inc. (REIT)	36,300	484,242
Entertainment Properties Trust (REIT)	10,200	544,272
Equity One, Inc. (REIT) (a)	21,600	533,520
Extra Space Storage, Inc. (REIT)	16,500	277,695
First Industrial Realty Trust, Inc. (REIT) (a)	10,400	314,184
Gramercy Capital Corp. (REIT)	7,500	142,500
Healthcare Realty Trust, Inc. (REIT) (a)	23,300	660,089
Home Properties, Inc. (REIT)	3,400	178,738
Inland Real Estate Corp. (REIT)	23,300	376,295
LaSalle Hotel Properties (REIT)	20,600	660,642
Lexington Realty Trust (REIT) (a)	35,300	508,320
Maguire Properties, Inc. (REIT)	6,300	101,430
Medical Properties Trust, Inc. (REIT)	10,800	131,220
MFA Mortgage Investments, Inc. (REIT)	38,800	271,212
National Retail Properties, Inc. (REIT)	21,500	492,565
Parkway Properties, Inc. (REIT)	3,800	150,708
Pennsylvania Real Estate Investment Trust (REIT)	20,600	518,708
Potlatch Corp. (REIT)	12,300	551,163
Realty Income Corp. (REIT) (a)	23,400	615,654
Senior Housing Properties Trust (REIT)	22,900	548,455
Sovran Self Storage, Inc. (REIT) (a)	13,800	616,860
Strategic Hotels & Resorts, Inc. (REIT)	43,800	631,158
Sunstone Hotel Investors, Inc. (REIT)	29,100	543,588
U-Store-It Trust (REIT)	17,700	213,639

		12,881,219
Thrifts & Mortgage Finance 1.6%
Anchor BanCorp. Wisconsin, Inc. (a)	12,300	186,837
Corus Bankshares, Inc. (a)	153,900	1,128,087
Dime Community Bancshares	2,800	52,276
Flushing Financial Corp.	22,700	443,104
Northwest Bancorp., Inc.	6,300	162,540
Ocwen Financial Corp.* (a)	14,000	69,160
WSFS Financial Corp.	7,200	365,832

		2,407,836
Health Care 5.5%
Biotechnology 0.9%
Applera Corp. - Celera Group*	22,500	301,050
Isis Pharmaceuticals, Inc.* (a)	88,100	1,037,818

		1,338,868
Health Care Equipment & Supplies 0.0%
Merit Medical Systems, Inc.*	2,900	42,659

Health Care Providers & Services 3.3%
Apria Healthcare Group, Inc.*	112,800	1,987,536
Centene Corp.*	73,700	1,353,869
Healthspring, Inc.*	52,600	885,784
Kindred Healthcare, Inc.*	13,400	317,982
Owens & Minor, Inc.	6,900	312,708

		4,857,879
Life Sciences Tools & Services 0.3%
Cambrex Corp.	44,900	262,665
Pharmanet Development Group, Inc.*	5,300	126,458

		389,123
Pharmaceuticals 1.0%
Perrigo Co.	36,200	1,483,838
Industrials 15.1%
Aerospace & Defense 1.7%
Esterline Technologies Corp.*	12,200	679,052
Teledyne Technologies, Inc.*	31,100	1,826,503

		2,505,555
Air Freight & Logistics 1.1%
Atlas Air Worldwide Holdings, Inc.*	2,100	127,428
Forward Air Corp.	12,100	412,489
Pacer International, Inc.	57,600	1,069,056

		1,608,973
Airlines 0.0%
Republic Airways Holdings, Inc.*	3,300	55,638
Commercial Services & Supplies 3.0%
Bowne & Co., Inc.	38,700	643,968
Comfort Systems USA, Inc.	36,200	492,320
Deluxe Corp.	36,000	765,360
United Stationers, Inc.*	34,300	1,512,287
Volt Information Sciences, Inc.*	75,100	1,001,834

		4,415,769
Construction & Engineering 2.3%
EMCOR Group, Inc.*	80,700	2,022,342
Perini Corp.*	38,300	1,385,694

		3,408,036
Electrical Equipment 2.6%
GrafTech International Ltd.*	83,300	1,636,845
LSI Industries, Inc.	54,100	592,936
Superior Essex, Inc.*	53,400	1,587,582

		3,817,363
Industrial Conglomerates 0.1%
Tredegar Corp.	9,800	160,132
Machinery 2.0%
Actuant Corp. "A"	5,400	182,898
Ampco-Pittsburgh Corp.	13,400	605,948
Columbus McKinnon Corp.*	44,800	1,268,288
EnPro Industries, Inc.*	9,000	326,700
Mueller Industries, Inc.	15,600	504,972
Robbins & Myers, Inc.	4,000	159,440

		3,048,246

Marine 0.7%
TBS International Ltd. "A"*	26,300	1,056,734
Road & Rail 1.4%
Arkansas Best Corp. (a)	37,700	1,488,396
Dollar Thrifty Automotive Group, Inc.*	43,000	567,170
MascoTech, Inc. (Escrow Shares) *	90,800	0

		2,055,566
Trading Companies & Distributors 0.2%
Applied Industrial Technologies, Inc.	14,000	338,240
Information Technology 10.6%
Communications Equipment 0.8%
ADTRAN, Inc.	12,600	298,116
Anaren, Inc.*	29,700	400,059
Avocent Corp.*	20,500	399,955
Tekelec*	5,900	86,848

		1,184,978
Computers & Peripherals 0.9%
Emulex Corp.*	106,700	1,396,703
Electronic Equipment & Instruments 0.9%
Rogers Corp.*	4,900	167,776
SYNNEX Corp.*	9,500	226,860
Technitrol, Inc.	41,900	879,900

		1,274,536
Internet Software & Services 1.1%
CMGI, Inc.*	21,700	300,111
EarthLink, Inc.*	64,800	591,624
InfoSpace, Inc.	15,900	191,754
S1 Corp.*	20,000	135,200
United Online, Inc. (a)	37,700	402,636

		1,621,325
IT Services 1.8%
CIBER, Inc.*	6,500	40,690
CSG Systems International, Inc.*	137,500	1,663,750
ManTech International Corp. "A"*	15,900	759,543
MPS Group, Inc.*	11,500	123,395
SRA International, Inc. "A"*	3,500	91,945

		2,679,323
Semiconductors & Semiconductor Equipment 3.4%
Pericom Semiconductor Corp.*	67,800	1,155,312
Skyworks Solutions, Inc.*	177,400	1,541,606
Standard Microsystems Corp.*	35,600	1,055,540
TriQuint Semiconductor, Inc.*	94,500	622,755
Zoran Corp.*	55,700	733,012

		5,108,225
Software 1.7%
JDA Software Group, Inc.*	75,100	1,419,390
Secure Computing Corp.*	21,300	141,006
Sybase, Inc.*	33,400	982,628

		2,543,024
Materials 6.7%
Chemicals 3.9%
CF Industries Holdings, Inc.	24,000	3,208,800
Minerals Technologies, Inc.	14,900	1,009,326

NewMarket Corp.	23,300	1,512,869

		5,730,995
Containers & Packaging 1.6%
AptarGroup, Inc.	4,400	194,260
Rock-Tenn Co. "A" (a)	65,600	2,225,808

		2,420,068
Metals & Mining 0.0%
Schnitzer Steel Industries, Inc. "A"	400	35,200
Paper & Forest Products 1.2%
Buckeye Technologies, Inc.*	131,700	1,136,571
Glatfelter	28,400	414,356
Schweitzer-Mauduit International, Inc.	7,900	174,827

		1,725,754
Telecommunication Services 2.1%
Diversified Telecommunication Services 1.5%
Alaska Communications Systems Group, Inc. (a)	120,200	1,343,836
Atlantic Tele-Network, Inc.	18,100	563,453
Cincinnati Bell, Inc.*	63,600	295,104

		2,202,393
Wireless Telecommunication Services 0.6%
Syniverse Holdings, Inc.*	21,900	344,049
USA Mobility, Inc.*	74,900	534,786

		878,835
Utilities 4.8%
Electric Utilities 2.7%
ALLETE, Inc.	700	29,239
Cleco Corp.	25,300	607,453
Portland General Electric Co.	84,400	2,025,600
Westar Energy, Inc. (a)	58,900	1,365,891

		4,028,183
Gas Utilities 1.7%
New Jersey Resources Corp.	21,925	698,311
Southwest Gas Corp. (a)	26,300	759,281
The Laclede Group, Inc.	3,900	147,498
WGL Holdings, Inc.	26,700	875,760

		2,480,850
Multi-Utilities 0.4%
Black Hills Corp. (a)	13,800	538,338

Total Common Stocks (Cost $139,019,405)		141,872,521
Closed End Investment Company 0.6%
Apollo Investment Corp. (a) (Cost $855,761)	53,902	872,135
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.5%
US Treasury Obligation
US Treasury Bill, 1.08% **, 7/17/2008 (b) (Cost $715,344)	717,000	714,983
	Shares	Value ($)

Securities Lending Collateral 16.9%
Daily Assets Fund Institutional, 2.88% (c) (d) (Cost $25,162,636)				25,162,636	25,162,636
Cash Equivalents 0.7%
Cash Management QP Trust, 2.54% (c) (Cost $1,065,563)				1,065,563	1,065,563
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $166,818,709) †				114.2	169,687,838
Other Assets and Liabilities, Net (a)				(14.2)	(21,080,416)

Net Assets				100.0	148,607,422

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $167,561,447. At April 30, 2008, net unrealized appreciation for all securities based on tax cost was $2,126,391. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $14,269,558 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $12,143,167.

(a)

All or a portion of these securities were on loan amounting to $18,486,799. In addition, included in other assets and liabilities, net are pending sales amounting to $5,307,259 that is also on loan. The value of all securities loaned at April 30, 2008 amounted to $23,794,058 which is 16.0% of net assets.

(b)				At April 30, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)				Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)				Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
At April 30, 2008, open futures contract purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

Russell E-Mini 2000 Index	6/20/2008	72	5,105,068	5,166,000	60,932

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Value Fund, a series of DWS Securities Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Small Cap Value Fund, a series of DWS Securities Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        June 16, 2008